Cover	6 Months Ended
Jun. 30, 2020
Cover [Abstract]
Entity Registrant Name	IGEN NETWORKS CORP
Entity Central Index Key	0001393540
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer